FINANCIAL RISK MANAGEMENT, Capital Risk Management (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[2]
FINANCIAL RISK MANAGEMENT [Abstract]
Total debt (Note 13)	$ 20,597,052	[1]	$ 6,642,620	[1]	$ 7,217,464
Total Equity	30,945,305		25,279,589	[2]	$ 19,528,403	[2]	$ 18,649,007
Total Capital	$ 51,542,357		$ 31,922,209
Gearing Ratio	0.40%		0.21%

[1]	Issuance expenses net for Ps. 120,420 and Ps. 12,584 as of December 31, 2018 and 2017, respectively.
[2]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)